                                 MORGAN STANLEY
                          EMERGING MARKETS FUND, INC.

---------------------------------------------

OFFICERS AND DIRECTORS

Barton M. Biggs              William G. Morton, Jr.
CHAIRMAN OF THE BOARD        DIRECTOR
OF DIRECTORS                 James W. Grisham
Frederick B. Whittemore      VICE PRESIDENT
VICE-CHAIRMAN OF THE BOARD   Michael F. Klein
OF DIRECTORS                 VICE PRESIDENT
Warren J. Olsen              Harold J. Schaaff, Jr.
PRESIDENT AND DIRECTOR       VICE PRESIDENT
Peter J. Chase               Joseph P. Stadler
DIRECTOR                     VICE PRESIDENT
John W. Croghan              Valerie Y. Lewis
DIRECTOR                     SECRETARY
David B. Gill                James R. Rooney
DIRECTOR                     TREASURER
Graham E. Jones              Belinda A. Brady
DIRECTOR                     ASSISTANT TREASURER
John A. Levin
DIRECTOR

---------------------------------------------
INVESTMENT ADVISER

Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
--------------------------------------------------------
ADMINISTRATOR

The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108
--------------------------------------------------------
CUSTODIANS

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11201

The Chase Manhattan Bank
770 Broadway
New York, New York 10003
--------------------------------------------------------
SHAREHOLDER SERVICING AGENT

Boston Equiserve
Investor Relations Department
P.O. Box 644
Boston, Massachusetts 02102-0644
(617) 575-3120
--------------------------------------------------------
LEGAL COUNSEL

Rogers & Wells
200 Park Avenue
New York, New York 10166
--------------------------------------------------------
INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

--------------------------------------------------------
For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726.

----------------------------------------------------------

                                 MORGAN STANLEY
                                EMERGING MARKETS
                                   FUND, INC.
                                ---------------

                                 ANNUAL REPORT
                               DECEMBER 31, 1996
                      MORGAN STANLEY ASSET MANAGEMENT INC.
                               INVESTMENT ADVISER

LETTER TO SHAREHOLDERS
--------

For the year ended December 31, 1996, the Morgan Stanley Emerging Markets Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of 13.84% compared with 7.84% for the IFC Global Total Return Composite Index. For the period from commencement of operations on November 1, 1991 through December 31, 1996 the Fund's total return, based on net asset value per share, was 109.90% compared with 63.16% for the Index. On December 31, 1996, the closing price of the Fund's shares on the New York Stock Exchange was $13 7/8, representing a 11.5% discount to the Fund's net asset value per share.

The Fund's strong out-performance during the year was attributable in large part to country selection. Security selection was also positive.

Following two weak years, hopes ran high in early 1996 that the emerging markets would recover. After a relatively strong first half, however, the emerging markets lost ground in the second half of the year. The first six months of 1996 were dominated by politics as several of the larger emerging markets, notably Russia, South Korea, India and Taiwan, held successful elections. Fears of contagion from a decline in the lofty U.S. equity market and concerns of a rise in U.S. interest rates sapped support from emerging market equities and led to a weak second half. As always in the emerging market universe, there were major disparities in performance among the markets (see Chart on the following page).

Overall, the 7.9% return from the IFC Global Index was somewhat muted. By region, Latin America out-performed Europe/Middle East and Asia (see Table 1 on the following page). Three emerging markets achieved results in excess of 100% for the year--Russia, Venezuela and Hungary posted returns of 151.1%, 127.9% and 104.2%, respectively. The emerging Asian markets offered some of the best and worst to investors. Taiwan ended the year up 38.9%, and Hong Kong finished the year up 28.9%. Thailand and Korea, beset with export and liquidity problems, were the worst performing emerging markets of 1996, off 38.0% and 38.4%, respectively. India had a very strong first quarter, rallying 11.5%, but lost virtually all the gain to end the year down 3.8%.

The largest contributors to the Fund's out-performance, relative to the benchmark, came from Brazil, Turkey, Russia and Hong Kong--all overweight positions. Underweights in Thailand, South Africa and Chile also added to performance. Being underweight Malaysia however and overweight India and Israel all had negative impacts. Stock selection was extremely positive in Brazil and Mexico.

There are several reasons to be optimistic about the outlook for the emerging markets in 1997. First, as a group, the emerging economies are in much better financial shape than three years ago when the Federal Reserve began to raise interest rates. Major inroads have been made on inflation, leaving scope for interest rates to continue to decline in the majority of emerging markets, despite the path of U.S. rates. Inflation in the OECD economies is expected to increase during 1997, but in Latin America and emerging Europe it is forecasted to steadily decline. Only in Asia is there expected to be an increase in inflation, but even here it is from a very low base. One clear signal of successful economic strengthening has been the performance of emerging markets debt. Reacting to the numerous credit upgrades and improved economic management, emerging market debt was the best performing asset class during 1996. Emerging market stocks, on the other hand, have lagged both developed markets and debt, and emerging market equity performance has yet to reflect the fundamental improvements.

Second, foreign direct investment (FDI) in the emerging markets is running in excess of $100 billion per annum underpinning future growth prospects for these economies. Foreign reserves of the emerging economies--currently around $700 billion--have doubled since 1993 and are now almost equal to the aggregate reserves of the industrialized countries. In addition, portfolio flows which, by nature, have shorter time horizons than FDI have also picked up from the hiatus following the Mexican peso crisis suggesting confidence is returning. We expect portfolio flows to total approximately $30 billion in 1997. At their peak in 1993, almost $1 billion per week was being invested in the emerging markets. Third, on a valuation basis, the emerging markets (see Table on the following page) sell at a 16.2 times trailing price to earnings ratio, which is lower than 1991 levels of valuation and compare very favorably with the U.S. and international EAFE markets. During the last two years, global financial markets have focused on the bull market in the U.S., but the emerging markets have made tremendous fundamental progress and are laggards in performance terms.

While the economic picture for the emerging markets overall continues to improve, there are still hurdles to be overcome in individual countries. Some of the emerging markets have to make progress on reducing their government deficits (India, Pakistan, Brazil, and

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

IFC Emerging Markets Indices
Performance (U.S.$)
12 Months to December 31, 1996
Venezuela                             139%
Hungary                                98%
China                                  91%
Poland                                 74%
Zimbabwe                               67%
Nigeria                                63%
Turkey                                 49%
Taiwan                                 37%
Brazil                                 34%
Portugal                               29%
Pakistan                               25%
Argentina                              22%
Malaysia                               20%
Phillippines                           20%
Mexico                                 18%
Colombia                                8%
Greece                                  5%
Peru                                    3%
Jordan                                 -1%
Indonesia                              -2%
Sri Lanka                             -11%
Chile                                 -14%
South Africa                          -17%
Thailand                              -37%
Korea                                 -38%
% change

                                                                                                          VALUATION
                                                                                                          12 MONTH
                                                                                        PERFORMANCE       TRAILING
TABLE 1                                                                                    1996        PRICE/EARNINGS
------------------------------------------------------------------------------------  ---------------  ---------------
MSCI U.S............................................................................          21.4%           19.3x
MSCI EAFE...........................................................................           4.4            25.8x
MSCI EMF............................................................................           3.9            16.2x
EMF Asia............................................................................           1.6            19.1x

EMF Europe/Middle East..............................................................          11.3            13.0x
EMF Latin America...................................................................          18.9            14.1x
SOURCE: MSCI

Russia) and on their current account deficits (Thailand and Turkey). In aggregate, however, the outlook is for continued progress to be made by all these countries on their deficits. We anticipate that the emerging markets will do well, relative to other asset classes in 1997, based on their good value, continued premium earnings growth prospects and their persistence in improving their economic standing in the world.

Sincerely,

           [SIGNATURE]

Warren J. Olsen
PRESIDENT AND DIRECTOR

           [SIGNATURE]

Madhav Dhar
PORTFOLIO MANAGER

      [SIGNATURE]

Marianne L. Hay
PORTFOLIO MANAGER

January 1997

--------------------------------------------------------------------------------
MORGAN STANLEY GROUP INC., THE DIRECT PARENT COMPANY OF THE FUND'S INVESTMENT ADVISER, MORGAN STANLEY ASSET MANAGEMENT INC., RECENTLY ANNOUNCED ITS INTENTION TO MERGE WITH DEAN WITTER, DISCOVER & CO. TO FORM MORGAN STANLEY, DEAN WITTER, DISCOVER & CO. IT CURRENTLY IS ANTICIPATED THAT THE TRANSACTION WILL CLOSE IN MID-1997. THEREAFTER, MORGAN STANLEY ASSET MANAGEMENT INC. WILL BE A SUBSIDIARY OF MORGAN STANLEY, DEAN WITTER, DISCOVER & CO.

Morgan Stanley Emerging Markets Fund, Inc.
Investment Summary as of December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

HISTORICAL
INFORMATION
                                                                 TOTAL RETURN (%)
                               -------------------------------------------------------------------------------------

                                    MARKET VALUE (1)           NET ASSET VALUE (2)              INDEX (1)(3)
                               --------------------------  ---------------------------  ----------------------------
                                                AVERAGE                     AVERAGE                       AVERAGE
                                CUMULATIVE      ANNUAL      CUMULATIVE       ANNUAL       CUMULATIVE       ANNUAL
                               --------------------------  ---------------------------  ----------------------------
ONE YEAR                            -4.59%         -4.59%       13.84%         13.84%          7.84%          7.84%
FIVE YEARS                          80.01+         12.48+      100.65+         14.94+         56.81           9.42
SINCE INCEPTION*                    85.62+         12.71+      109.90+         15.42+         63.16           9.93

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
--------------------------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION

A BAR CHART REFLECTING THE DATA BELOW IS REFLECTED HERE.

 YEARS ENDED DECEMBER 31:
                               1991*      1992       1993       1994        1995       1996
Net Asset Value Per Share       $14.71     $16.74     $28.20     $20.30      $14.69     $15.69
Market Value Per Share          $14.25     $18.13     $31.63     $21.50      $15.50     $13.88
Premium/(Discount)               -3.1%       8.3%      12.2%       5.9%        5.5%     -11.5%
Income Dividends                 $0.04      $0.01          -          -           -      $0.05
Capital Gains Distributions          -      $0.01      $1.49      $6.50       $1.29      $0.98
Fund Total Return (2)            4.61%     13.94%    95.22%+     -5.33%    -16.30%+     13.84%
Index Total Return (1)(3)        3.25%      0.33%     67.52%     -0.51%     -12.34%      7.84%

(1) Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The IFC Global Total Return Composite Index is an unmanaged index of common stocks and includes developing countries in Latin America, East and South Asia, Europe, the Middle East and Africa.

 * The Fund commenced operations on November 1, 1991.
 + This return does not include the effect of dilution in connection with the Rights Offering.

Morgan Stanley Emerging Markets Fund, Inc.
Portfolio Summary as of December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PORTFOLIO INVESTMENTS DIVERSIFICATION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Equity Securities            95.9%
Short-Term Investments        2.4%
Debt Securities               1.7%

--------------------------------------------------------------------------------
SECTORS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Banking                            13.1%
Beverages & Tobacco                 7.9%
Chemicals                           6.0%
Energy Equipment & Services         5.3%
Energy Sources                      3.4%
Food & Household Products           3.1%
Multi-Industry                     11.2%
Real Estate                         4.7%
Telecommunications                 16.8%
Utilities-Electrical & Gas          8.9%
Other                              19.6%

--------------------------------------------------------------------------------
COUNTRY WEIGHTINGS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Brazil             14.8%
India              10.8%
Mexico             10.3%
Hong Kong           9.5%
Indonesia           7.3%
Korea               7.3%
Russia              7.0%
Thailand            5.0%
South Africa        4.4%
Turkey              3.9%
Other              19.7%

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS*

                                           PERCENT
                                           OF
                                            NET
                                           ASSETS
                                           ------
       1.  Bharat Heavy Electricals Ltd.     5.3%
       2.  Telebras                          4.5
       3.  Eletrobras                        4.0
       4.  SASOL Ltd.                        2.6
       5.  Telekomunikasi (Foreign)          2.3

                                           PERCENT
                                           OF
                                            NET
                                           ASSETS
                                           ------

       6.  Brahma                            1.5%
       7.  Cemex                             1.5
       8.  State Bank of India Ltd.          1.5
       9.  HM Sampoerna (Foreign)            1.3
      10.  Hutchison Whampoa Ltd.            1.3
                                           ------
                                            25.8%
                                           ------
                                           ------

--------------------------------------------------------------------------------
*Excludes short-term securities.

FINANCIAL STATEMENTS
---------

STATEMENT OF NET ASSETS
---------

DECEMBER 31, 1996

                                                        VALUE
                                          SHARES        (000)
-------------------------------------------------------------
-------------
COMMON STOCKS (100.3%)
(Unless otherwise noted)
--------------------------------------------------
----------
ARGENTINA (2.8%)
AUTOMOBILES
  +CIADEA                                      1  U.S.$   --
                                                  -----------
BEVERAGES & TOBACCO
  Quilmes ADR                             97,340         779
                                                  -----------
ENERGY SOURCES
  YPF ADR                                 82,865       2,092
                                                  -----------
TELECOMMUNICATIONS
  Telecom Argentina ADR                   70,671       2,854
  Telefonica Argentina ADR               169,320       4,381
                                                  -----------
                                                       7,235
                                                  -----------
                                                      10,106
                                                  -----------
-------------------------------------------------------------
-------------
BRAZIL (14.8%)
BANKING
  < < Banco Bradesco (Preferred)      533,377,363      3,865
  **< < +Banco Nacional (Preferred)   61,598,720           3
  < < +Itaubanco (Preferred)           6,844,500       2,964
                                                  -----------
                                                       6,832
                                                  -----------
BEVERAGES & TOBACCO
  < < Brahma (Preferred)               9,627,209       5,262
                                                  -----------
BROADCASTING & PUBLISHING
  +Multicanal Participaccoes ADR          49,995         641
                                                  -----------
ENERGY SOURCES
  < < Petrobras (Preferred)           18,605,999       2,963
                                                  -----------
MERCHANDISING
  +Bompreco GDR                            7,975         142
  Pao de Acucar GDR (Registered)           2,720          47
  Pao de Acucar GDR                       60,670       1,058
  < < Pao de Acucar (Preferred)        6,460,000         115
                                                  -----------
                                                       1,362
                                                  -----------
MULTI-INDUSTRY
  < < Itausa (Preferred)                 413,000         310
                                                  -----------
TELECOMMUNICATIONS
  Telebras (Ordinary)                 80,938,000       5,803
  < < Telebras (Preferred)            103,628,183      7,978
  < < Telebras (Preferred) ADR            29,645       2,268
  +Telesp                              1,985,117         429
  < < Telesp (Preferred)               2,266,535         491
                                                  -----------
                                                      16,969
                                                  -----------
TEXTILES & APPAREL
  < < Coteminas (Preferred)            2,188,000         698
                                                  -----------

                                                        VALUE
                                          SHARES        (000)
-------------------------------------------------------------
-------------
UTILITIES -- ELECTRICAL & GAS
  +#Celesc GDR                             5,680  U.S.$  514
  < < Cemig (Preferred)               43,174,867       1,471
  Cemig ADR                                7,525         252
  < < Cemig GDS (Preferred)                4,550         155
  Eletrobras ADR (Common)                 98,290       1,759
  < < Eletrobras ADR (Preferred)          10,500         195
  Eletrobras (Common)                 21,016,078       7,524
  < < Eletrobras 'B' (Preferred)      13,097,138       4,865
  Light                                  860,000         305
  **+Lightpar                          3,498,000         848
                                                  -----------
                                                      17,888
                                                  -----------
                                                      52,925
                                                  -----------
-------------------------------------------------------------
-------------
CHILE (0.5%)
BEVERAGES & TOBACCO
  CCU ADR                                 41,390         667
                                                  -----------
MERCHANDISING
  +Santa Isabel ADR                       48,962       1,108
                                                  -----------
                                                       1,775
                                                  -----------
-------------------------------------------------------------
-------------
CHINA (1.3%)
CHEMICALS
  Shenzhen Yizheng Chemical Fibre
    Co. Ltd. 'H'                       4,342,000       1,055
                                                  -----------
ENERGY SOURCES
  Zhenhai Refining & Chemical Co.
    Ltd. 'H'                           2,129,000         785
                                                  -----------
PACKAGING & CONTAINERS
  China International Marine
    Container Ltd.                     1,625,000       1,891
                                                  -----------
TRANSPORTATION -- ROAD & RAIL
  +Guangshen Railway Co. Ltd.          1,134,000         491
  +Guangshen Railway Co. Ltd. ADR         20,000         413
                                                  -----------
                                                         904
                                                  -----------
                                                       4,635
                                                  -----------
-------------------------------------------------------------
-------------
COLOMBIA (0.3%)
BANKING
  Banco de Colombia                    3,032,000       1,250
                                                  -----------
-------------------------------------------------------------
-------------
EGYPT (1.4%)
BANKING
  Commercial International Bank            5,389         813
  +Egypt American Bank                     3,789         169
                                                  -----------
                                                         982
                                                  -----------
BEVERAGES & TOBACCO
  Eastern Tobacco                         47,790         740
                                                  -----------
BUILDING MATERIALS & COMPONENTS
  Ameriyah Cement Co.                     35,900         677
  Helwan Portland Cement                  34,500         610
  Torah Portland Cement Co.               37,150         750
                                                  -----------
                                                       2,037
                                                  -----------
CHEMICALS
  +Egyptian Finance & Industrial          14,850         470
                                                  -----------
FOOD & HOUSEHOLD PRODUCTS
  North Cairo Flour Mills                  7,910         312
                                                  -----------

    The accompanying notes are an integral part of the financial statements.

                                                        VALUE
                                          SHARES        (000)
-------------------------------------------------------------
-------------
EGYPT (CONTINUED)
REAL ESTATE
  +Madinet Nasr Housing &
    Development                            3,500  U.S.$  395
                                                  -----------
                                                       4,936
                                                  -----------
-------------------------------------------------------------
-------------
GREECE (0.0%)
CONSTRUCTION & HOUSING
  Aegek                                   13,550          50
                                                  -----------
-------------------------------------------------------------
-------------
HONG KONG (9.5%)
BANKING
  +Hang Seng Bank Ltd.                    58,000         705
                                                  -----------
FOOD & HOUSEHOLD PRODUCTS
  +Tingyi (Cayman Island) Holding
    Co.                                3,836,000       1,004
                                                  -----------
MULTI-INDUSTRY
  China Resources Enterprise Ltd.      1,599,000       3,597
  Citic Pacific Ltd.                     737,000       4,278
  Hutchison Whampoa Ltd.                 588,000       4,618
  +Shanghai Industrial Holdings Ltd.      94,000         343
  Swire Pacific Ltd. 'A'                 209,000       1,993
                                                  -----------
                                                      14,829
                                                  -----------
REAL ESTATE
  Cheung Kong (Holdings) Ltd.            455,000       4,044
  +Cheung Kong Infrastructure
    Holdings                             388,000       1,028
  +China Resources Beijing Land        1,142,000         724
  Henderson Land Development Co.
    Ltd.                                 191,000       1,926
  New World Development Co. Ltd.         591,000       3,992
  Sun Hung Kai Properties Ltd.           231,100       2,831
                                                  -----------
                                                      14,545
                                                  -----------
TELECOMMUNICATIONS
  +Asia Satellite Telecom Holdings
    Ltd.                                 189,000         439
  Hong Kong Telecom Ltd.                 595,200         958
                                                  -----------
                                                       1,397
                                                  -----------
TRANSPORTATION -- SHIPPING
  Cosco Pacific Ltd.                   1,087,000       1,265
  Hong Kong Ferry Holdings Ltd.          169,000         330
                                                  -----------
                                                       1,595
                                                  -----------
                                                      34,075
                                                  -----------
-------------------------------------------------------------
-------------
HUNGARY (0.3%)
CHEMICALS
  Pannonplast Rt.                          5,835         215
  +Tiszai Vegyi Kombinat Rt.              34,500         395
                                                  -----------
                                                         610
                                                  -----------
ENERGY SOURCES
  MOL Magyar Olaj-es Gazipari Rt.         36,100         457
                                                  -----------
FINANCIAL SERVICES
  +Cofinec GDR                             4,900         148
                                                  -----------
                                                       1,215
                                                  -----------
-------------------------------------------------------------
-------------
INDIA (10.1%)
AUTOMOBILES
  Apollo Tyres Ltd.                      123,750         404
  Hero Honda Ltd.                        188,829       1,275
  MRF Ltd.                                 8,000         631
  Tata Engineering & Locomotive Ltd.      14,000         133
                                                  -----------
                                                       2,443
                                                  -----------
BANKING
  State Bank of India Ltd.               798,700       5,219
                                                  -----------
BEVERAGES & TOBACCO
  ITC Ltd.                                14,100         130
                                                  -----------
                                                        VALUE
                                          SHARES        (000)
-------------------------------------------------------------
-------------
BUILDING MATERIALS & COMPONENTS
  Associated Cement Co. Ltd.               5,967  U.S.$  204
  Gujarat Ambuja Cements Ltd.             69,800         459
                                                  -----------
                                                         663
                                                  -----------
CHEMICALS
  Indian Petro Chemical Corp. Ltd.        10,500          34
  Reliance Industries Ltd.                 1,152           7
                                                  -----------
                                                          41
                                                  -----------
ELECTRICAL & ELECTRONICS
  Asian Electronics Ltd.                  97,300         291
                                                  -----------
ELECTRONIC COMPONENTS & INSTRUMENTS
  Modi Xerox Ltd.                         99,550         378
                                                  -----------
ENERGY EQUIPMENT & SERVICES
  Bharat Heavy Electricals Ltd.        3,125,000      18,916
  Crompton Greaves Ltd.                      270           1
                                                  -----------
                                                      18,917
                                                  -----------
FINANCIAL SERVICES
  Housing Development Finance Corp.
    Ltd.                                  49,220       3,037
                                                  -----------
HEALTH & PERSONAL CARE
  E. Merck (India) Ltd.                  182,000         788
  Nicholas Piramal India Ltd.            225,000       1,004
                                                  -----------
                                                       1,792
                                                  -----------
MACHINERY & ENGINEERING
  Bharat Forge Co., Ltd.                  57,668         149
                                                  -----------
MISCELLANEOUS MATERIALS & COMMODITIES
  Essel Packaging Ltd.                    71,950         199
                                                  -----------
MULTI-INDUSTRY
  +@Morgan Stanley Growth Fund         6,881,800       1,161
                                                  -----------
RECREATION & OTHER CONSUMER GOODS
  Tube Investments of India Ltd.         204,150         359
                                                  -----------
TELECOMMUNICATIONS
  Videsh Sanchar Nigam Ltd.               30,200         800
                                                  -----------
TEXTILES & APPAREL
  Mahavir Spinning Mills Ltd.              5,500          10
  Raymond Ltd.                            81,150         258
  **Raymond Ltd -- New                    40,575         123
                                                  -----------
                                                         391
                                                  -----------
TRANSPORTATION -- SHIPPING
  Great Eastern Shipping Ltd. 'A'          1,146           1
                                                  -----------
UTILITIES -- ELECTRICAL & GAS
  Tata Power Co. Ltd.                        100          --
                                                  -----------
                                                      35,971
                                                  -----------
-------------------------------------------------------------
-------------
INDONESIA (7.3%)
AUTOMOBILES
  Astra International (Foreign)          897,500       2,470
                                                  -----------
BANKING
  +**Bank International Indonesia
    (Foreign)                          2,223,000       2,188
                                                  -----------
BEVERAGES & TOBACCO
  **Gudang Garam (Foreign)               774,500       3,345
  **HM Sampoerna (Foreign)               839,000       4,476
                                                  -----------
                                                       7,821
                                                  -----------
CHEMICALS
  **Sorini Corp. (Foreign)               778,500         363
                                                  -----------
FOREST PRODUCTS & PAPER
  **Indah Kiat Pulp & Paper
    (Foreign)                          1,338,421         978
                                                  -----------
MULTI-INDUSTRY
  **Bimantara Citra (Foreign)          1,214,000       1,619
                                                  -----------

    The accompanying notes are an integral part of the financial statements.

                                                        VALUE
                                          SHARES        (000)
-------------------------------------------------------------
-------------
INDONESIA (CONTINUED)
TELECOMMUNICATIONS
  **Telekomunikasi (Foreign)           4,855,500  U.S.$8,377
                                                  -----------
WHOLESALE & INTERNATIONAL TRADE
  +**Daya Guna Samudera (Foreign)      1,842,500       2,145
                                                  -----------
                                                      25,961
                                                  -----------
-------------------------------------------------------------
-------------
ISRAEL (2.9%)
AEROSPACE & MILITARY TECHNOLOGY
  +Elbit Ltd.                             37,909         272
  +Elbit Systems Ltd                     126,364         967
                                                  -----------
                                                       1,239
                                                  -----------
BANKING
  First International Bank of Israel      10,321       1,191
                                                  -----------
ELECTRICAL & ELECTRONICS
  Scitex Ltd.                             55,467         527
                                                  -----------
FOOD & HOUSEHOLD PRODUCTS
  +Blue Square-Israel Ltd. ADR            87,700       1,250
  Osem Investment Ltd.                    94,176         529
  Super Sol Ltd.                          88,993       2,179
                                                  -----------
                                                       3,958
                                                  -----------
MANUFACTURING
  +Elbit Medical Imaging Ltd.            126,364         526
                                                  -----------
MULTI-INDUSTRY
  Koor Industries Ltd.                    19,850       1,730
  +Pec Israel Economic Corp.              43,870         735
                                                  -----------
                                                       2,465
                                                  -----------
REAL ESTATE
  +Israel Land Development               157,600         578
                                                  -----------
                                                      10,484
                                                  -----------
-------------------------------------------------------------
-------------
KOREA (7.3%)
APPLIANCES & HOUSEHOLD DURABLES
  **Samsung Electronics Co.
    (Foreign)                             43,816       2,595
  **+Samsung Electronics Co.              11,125         659
  +#Samsung Electronics -- New GDR        28,170       1,166
                                                  -----------
                                                       4,420
                                                  -----------
BANKING
  +Cho Hung Bank Co., Ltd. GDR
    (Foreign)                            107,100         803
  +**Cho Hung Bank Co., Ltd.
    (Foreign)                             43,900         360
  +**Housing & Commercial Bank,
    Korea                                 97,380       1,482
  +Kookmin Bank GDR                       81,300       1,478
  Korea Exchange Bank                     53,700         486
  **Shinhan Bank Co. Ltd. (Foreign)       88,600       1,423
                                                  -----------
                                                       6,032
                                                  -----------
BEVERAGES & TOBACCO
  +**Chosun Brewery Co. Ltd.
    (Foreign)                              8,410         218
                                                  -----------
CHEMICALS
  Hanwha Chemical Corp.                  382,220       2,963
                                                  -----------
CONSTRUCTION & HOUSING
  Hyundai Engineering (Foreign)           75,700       1,756
                                                  -----------
ENERGY SOURCES
  Ssangyong Oil Refining Co. Ltd.         49,040       1,074
                                                  -----------
METALS -- STEEL
  **Pohang Iron & Steel (Foreign)          7,870         452
  Pohang Iron & Steel Ltd ADR             29,430         596
                                                  -----------
                                                       1,048
                                                  -----------
                                                        VALUE
                                          SHARES        (000)
-------------------------------------------------------------
-------------
TELECOMMUNICATIONS
  **Korea Mobile Telecom (Foreign)         1,595  U.S.$1,592
  Korea Mobile Telecom ADR               187,718       2,417
  LG Information & Communication
    Ltd.                                   4,900         347
  +LG Information & Communication
    Ltd. -- New                           38,600       2,467
                                                  -----------
                                                       6,823
                                                  -----------
UTILITIES -- ELECTRICAL & GAS
  Korea Electric Power Corp.
    (Foreign)                             59,170       1,723
                                                  -----------
                                                      26,057
                                                  -----------
-------------------------------------------------------------
-------------
MAURITIUS (0.6%)
BANKING
  State Bank of Mauritius              4,300,000       2,233
                                                  -----------
-------------------------------------------------------------
-------------
MEXICO (10.3%)
BANKING
  Banacci 'B'                            931,865       1,964
  Banacci 'L'                            805,847       1,529
  +Bancomer 'B'                        1,013,690         405
  +#Bancomer 'B' ADR                     501,668       4,076
                                                  -----------
                                                       7,974
                                                  -----------
BEVERAGES & TOBACCO
  FEMSA 'B'                            2,056,375       7,041
  Panamco                                 18,992         890
                                                  -----------
                                                       7,931
                                                  -----------
BROADCASTING & PUBLISHING
  +Televisa CPO ADR                      241,742       6,195
                                                  -----------
BUILDING MATERIALS & COMPONENTS
  Apasco                                 168,638       1,155
  Cemex                                   37,960         148
  Cemex CPO                              998,185       3,570
  Cemex CPO ADR                          212,232       1,523
                                                  -----------
                                                       6,396
                                                  -----------
CONSTRUCTION & HOUSING
  +ICA ADR                                38,254         559
                                                  -----------
FOOD & HOUSEHOLD PRODUCTS
  +Gruma 'B'                             145,834         888
  Gruma ADR                               34,620         840
  Maseca 'B2'                            562,675         711
                                                  -----------
                                                       2,439
                                                  -----------
MERCHANDISING
  +Cifra 'B'                             381,300         466
  +Cifra 'C'                             695,914         847
                                                  -----------
                                                       1,313
                                                  -----------
MULTI-INDUSTRY
  +Desc ADR                               60,490       1,331
  Carso ADR                              100,870       1,059
  Carso 'A1'                             321,930       1,694
  +Sidek 'A'                               1,000          --
                                                  -----------
                                                       4,084
                                                  -----------
                                                      36,891
                                                  -----------
-------------------------------------------------------------
-------------
MOROCCO (0.0%)
MULTI-INDUSTRY
  Groupe Ona                               3,282         195
                                                  -----------
-------------------------------------------------------------
-------------
PAKISTAN (2.5%)
BUILDING MATERIALS & COMPONENTS
  Cherat Cement Ltd.                      21,056          10
                                                  -----------
CHEMICALS
  Fauji Fertilizer Co. Ltd.            1,628,700       2,743
                                                  -----------

    The accompanying notes are an integral part of the financial statements.

                                                        VALUE
                                          SHARES        (000)
-------------------------------------------------------------
-------------
PAKISTAN (CONTINUED)
ENERGY SOURCES
  Pakistan State Oil Co. Ltd.            206,700  U.S.$1,336
                                                  -----------
INSURANCE
  Adamjee Insurance Co. Ltd.              14,855          32
                                                  -----------
TELECOMMUNICATIONS
  +Pakistan Telecommunications         5,407,000       3,386
  +Pakistan Telecommunications GDR         7,650         474
                                                  -----------
                                                       3,860
                                                  -----------
TEXTILES & APPAREL
  +Crescent Textile Mills Ltd.             2,770           1
  +Nishat Mills Ltd.                     471,926         188
                                                  -----------
                                                         189
                                                  -----------
UTILITIES -- ELECTRICAL & GAS
  +Karachi Electric Supply Corp.         554,400         259
  +Sui Northern Gas Co.                  598,000         455
                                                  -----------
                                                         714
                                                  -----------
                                                       8,884
                                                  -----------
-------------------------------------------------------------
-------------
PERU (0.3%)
TELECOMMUNICATIONS
  Telefonica del Peru ADR                 56,480       1,066
                                                  -----------
-------------------------------------------------------------
-------------
PHILIPPINES (2.2%)
CONSTRUCTION & HOUSING
  +DMCI Holdings, Inc.                 1,918,400       1,258
                                                  -----------
MULTI-INDUSTRY
  JG Summit Holdings 'B'               6,477,600       1,823
                                                  -----------
REAL ESTATE
  Ayala Land, Inc. 'B'                   984,571       1,123
                                                  -----------
TELECOMMUNICATIONS
  Philippine Long Distance Telephone
    'B'                                   22,900       1,258
                                                  -----------
UTILITIES -- ELECTRICAL & GAS
  Manila Electric Co. 'B'                288,164       2,356
                                                  -----------
                                                       7,818
                                                  -----------
-------------------------------------------------------------
-------------
POLAND (1.4%)
BANKING
  Bank Rozwoju Eksportu                    4,550         136
                                                  -----------
BEVERAGES & TOBACCO
  Zyweic                                   4,500         209
                                                  -----------
CHEMICALS
  *+Eastbridge                            33,600       2,259
  Polifarb Wroclaw                        24,000         136
                                                  -----------
                                                       2,395
                                                  -----------
CONSTRUCTION & HOUSING
  Mostostal Exports                      246,000         583
  ***+Mostostal Exports (Rights)         246,000          10
                                                  -----------
                                                         593
                                                  -----------
INDUSTRIAL COMPONENTS
  +Debica                                  9,700         217
                                                  -----------
MULTI-INDUSTRY
  +International UNP Holdings Ltd.     2,280,000         466
                                                  -----------
WHOLESALE & INTERNATIONAL TRADE
  Elektrim                               116,500       1,056
                                                  -----------
                                                       5,072
                                                  -----------
                                                        VALUE
                                          SHARES        (000)
-------------------------------------------------------------
-------------
RUSSIA (7.0%)
BROADCASTING & PUBLISHING
  +*Storyfirst Communications
    'C'(Preferred)                           270  U.S.$  180
  +*Storyfirst Communications
    'D'(Preferred)                           720         540
  +*Storyfirst Communications
    'E'(Preferred)                           780         780
  +*Storyfirst Communications
    'F'(Preferred)                           139         348
  +**Storyfirst Communications
    (Convertible)                            210         263
                                                  -----------
                                                       2,111
                                                  -----------
ENERGY SOURCES
  Lukoil Holdings                        180,900       2,044
  Lukoil Holdings ADR                     27,065       1,238
                                                  -----------
                                                       3,282
                                                  -----------
FOREST PRODUCTS & PAPER
  **Alliance Cellulose 'B'               156,075       1,049
                                                  -----------
MERCHANDISING
  +TSUM                                2,880,000       1,125
                                                  -----------
TELECOMMUNICATIONS
  **Global Tele-Systems Ltd.             214,285       4,286
  +Rostelecom                            953,500       2,307
  *+Russian Telecom Development
    Corp.                                176,000       1,760
                                                  -----------
                                                       8,353
                                                  -----------
UTILITIES -- ELECTRICAL & GAS
  +Irkutskenergo                      11,460,000       1,518
  Moscow Energy                        4,225,000       4,309
  Unified Energy System               35,885,000       3,266
                                                  -----------
                                                       9,093
                                                  -----------
                                                      25,013
                                                  -----------
-------------------------------------------------------------
-------------
SINGAPORE (0.4%)
FOOD & HOUSEHOLD PRODUCTS
  +Want Want Holdings                    492,000       1,294
                                                  -----------
-------------------------------------------------------------
-------------
SOUTH AFRICA (4.4%)
CHEMICALS
  SASOL Ltd.                             800,000       9,471
                                                  -----------
MULTI-INDUSTRY
  Anglo American Industrial Corp.         18,850         683
  Barlow Ltd.                            183,500       1,628
  Bidvest Group Ltd.                     179,800         932
  Gencor Ltd.                            273,550         994
  @Morgan Stanley Africa Investment
    Fund                                 141,445       1,927
                                                  -----------
                                                       6,164
                                                  -----------
                                                      15,635
                                                  -----------
-------------------------------------------------------------
-------------
TAIWAN (2.1%)
CHEMICALS
  Formosa Plastics Corp.                 401,000       1,006
                                                  -----------
CONSTRUCTION & HOUSING
  +Pacific Construction                  448,000         383
                                                  -----------
ELECTRONIC COMPONENTS & INSTRUMENTS
  +Siliconware Precision Industries
    Co.                                  620,000       1,308
                                                  -----------
INSURANCE
  Cathay Life Insurance Co. Ltd.         456,900       2,908
                                                  -----------
METALS -- STEEL
  China Steel Corp.                    1,031,000         967
                                                  -----------
TRANSPORTATION -- SHIPPING
  Yang Ming Marine Transport             795,920       1,054
                                                  -----------
                                                       7,626
                                                  -----------

    The accompanying notes are an integral part of the financial statements.

                                                        VALUE
                                          SHARES        (000)
-------------------------------------------------------------
-------------
THAILAND (5.0%)
BANKING
  Bangkok Bank Ltd. (Foreign)            417,800  U.S.$4,040
  Siam Commercial Bank Co. Ltd.
    (Foreign)                            459,900       3,335
  Thai Farmers Bank Ltd. (Foreign)       393,160       2,453
  +***Thai Farmers Bank Ltd.
    (Warrants), expiring 9/15/02          36,220          --
                                                  -----------
                                                       9,828
                                                  -----------
ELECTRICAL & ELECTRONICS
  Shinawatra Computer Co. Ltd.            30,900         374
  **Shinawatra Computer Co. Ltd.
    (Foreign)                            262,300       3,171
                                                  -----------
                                                       3,545
                                                  -----------
FINANCIAL SERVICES
  Finance One Co. Ltd. (Foreign)         626,000       1,269
                                                  -----------
TELECOMMUNICATIONS
  Advanced Information Services Co.,
    Ltd. (Foreign)                       342,200       3,203
                                                  -----------
                                                      17,845
                                                  -----------
-------------------------------------------------------------
-------------
TURKEY (3.9%)
BANKING
  Turkiye Garanti Bankasi             10,975,000         496
  Yapi Ve Kredi Bankasi               66,310,000       1,651
                                                  -----------
                                                       2,147
                                                  -----------
BEVERAGES & TOBACCO
  +**Efes Sinai Yatirim               30,236,087       1,115
  Ege Biracilik Ve Malt Sanayii       12,231,000       2,622
  Erciyas Biracilik Ve Malt Sanayii    6,328,000         686
  Guney Biracilik Ve Malt Sanayii      1,830,500         116
                                                  -----------
                                                       4,539
                                                  -----------
BROADCASTING & PUBLISHING
  Sabah Yayincilik AS                 30,998,000         400
                                                  -----------
BUILDING MATERIALS & COMPONENTS
  Trakya Cam Sanayii AS                6,630,000         336
                                                  -----------
FOOD & HOUSEHOLD PRODUCTS
  Migros Turk TAS                      1,400,000       1,710
  Tat Konserve Sanayii AS              3,534,999         530
                                                  -----------
                                                       2,240
                                                  -----------
METALS -- STEEL
  Eregli Demir Ve Celik Fabrikalari
    TAS                               30,215,000       3,622
                                                  -----------
TEXTILES & APPAREL
  Aksa Akrilik Kimya Sanayii AS --
    New                                2,293,153         312
  Bossa Ticaret Sanayii Isletme        4,315,000         362
                                                  -----------
                                                         674
                                                  -----------
                                                      13,958
                                                  -----------
-------------------------------------------------------------
-------------
UNITED KINGDOM (0.2%)
MULTI-INDUSTRY
  Lonrho plc                             320,907         687
                                                  -----------
-------------------------------------------------------------
-------------
VENEZUELA (0.3%)
TELECOMMUNICATIONS
  +CANTV ADR                              32,655         918
                                                  -----------
-------------------------------------------------------------
-------------
ZIMBABWE (1.2%)
MULTI-INDUSTRY
  +Trans Zambezi Industries Ltd.       1,800,000       4,320
                                                  -----------
-------------------------------------------------------------
-------------
TOTAL COMMON STOCKS
  (Cost U.S. $336,508)                               358,895
                                                  -----------

                                            FACE
                                          AMOUNT        VALUE
                                           (000)        (000)
---------------------------------------------------------
------------
DEBT INSTRUMENTS (1.9%)
-------------------------------------------------------------
-------------
BULGARIA (1.2%)
FOREIGN GOV'T BOND
  Republic of Bulgaria Discount Bond
    'A' (Euro) 6.6875%, 7/28/24       U.S.$3,750  U.S.$2,130
  ++Republic of Bulgaria Front
    Loaded Interest Reduction Bond
    'A' 2.25%, 7/28/12                     5,250       2,018
                                                  -----------
                                                       4,148
                                                  -----------
-------------------------------------------------------------
-------------
INDIA (0.7%)
CHEMICALS
  **Supreme Petrochem Ltd. 2.25%,
    4/22/02                           INR 60,000         188
                                                  -----------
MACHINERY & ENGINEERING
  **Bharat Forge Co. Ltd. 7.25%,
    3/4/00                                 1,429          16
                                                  -----------
METALS-STEEL
  **Shri Ishar Alloy Steels Ltd.
    2.85%, 4/21/01                        58,100         203
                                                  -----------
MULTI-INDUSTRY
  **DCM Shriram Industries Ltd.
    9.90%, 2/21/01                        33,500         445
  **DCM Shriram Industries
    (Convertible) Ltd. 7.50%,
    2/21/02                               33,000         348
  **Raymond Ltd. 16.00%, 12/31/99         12,359         305
  **Somani Pilkington Ltd. 30.00%,
    1/4/02                                20,725         867
                                                  -----------
                                                       1,965
                                                  -----------
                                                       2,372
                                                  -----------
-------------------------------------------------------------
-------------
POLAND (0.0%)
BRADY BOND
  Polish People's Republic Past Due
    Interest Bond 3.75%, 10/27/14     U.S.$   28          24
                                                  -----------
-------------------------------------------------------------
-------------
TOTAL DEBT INSTRUMENTS
  (Cost U.S. $7,299)                                   6,544
                                                  -----------
-------------------------------------------------------------
-------------
SHORT-TERM INVESTMENT (2.0%)
REPURCHASE AGREEMENT
  Chase Securities, Inc. 5.95%,
    dated 12/31/96, due 1/2/97, to
    be repurchased at U.S.$7,131,
    collateralized by U.S.$6,815
    United States Treasury Bond
    7.25%, due 5/15/16, valued at
    U.S.$7,129 (Cost U.S.$7,129)           7,129       7,129
                                                  -----------
-------------------------------------------------------------
-------------
FOREIGN CURRENCY ON DEPOSIT WITH CUSTODIAN (0.5%)
Argentine Peso                        ARP      6           6
Brazilian Real                        BRL    801         771
Colombian Peso                        COP  2,284           2
Egyptian Pound                        EGP     33          10
Hong Kong Dollar                      HKD    382          49
Indian Rupee                          INR 31,935         891
Indonesian Rupiah                     IDR 17,233           7
South Korean Won                      KRW 40,968          48
Mexican Peso                          MXP      6           1
Pakistani Rupee                       PKR     26           1
Peruvian New Sol                      PSS      4           1
Philippine Peso                       PHP    682          26
Polish Zloty                          PLZ     45          16
Taiwan Dollar                         TWD  1,449          53
                                                  -----------
  (Cost U.S. $1,886)                              U.S.$1,882
                                                  -----------
-------------------------------------------------------------
-------------
TOTAL INVESTMENTS (104.7%)
  (Cost U.S. $352,822)                               374,450
                                                  -----------

    The accompanying notes are an integral part of the financial statements.

                                          AMOUNT        VALUE
                                           (000)        (000)
---------------------------------------------------------
------------
OTHER ASSETS (1.9%)
Cash                                  U.S.$1,086
Receivable for Investments Sold            4,229
Dividends Receivable                       1,076
Interest Receivable                          365
Foreign Withholding Tax Reclaim
    Receivable                                13
Other Assets                                  77  U.S.$6,846
                                      ----------  -----------
-------------------------------------------------------------
-------------
LIABILITIES (-6.6%)
Deferred Country Taxes                                  (784 )
Payable for:
  Dividends Declared                     (17,724)
  Investments Purchased                   (4,092)
  Investment Advisory Fees                  (375)
  Custodian Fees                            (275)
  Shareholder Reporting Expenses            (100)
  Professional Fees                          (87)
  Administrative Fees                        (52)
  Directors' Fees and Expenses               (51)
Other Liabilities                             (5)    (22,761 )
                                      ----------  -----------
-------------------------------------------------------------
-------------
NET ASSETS (100%)
  Applicable to 22,794,370 issued
    and outstanding U.S. $0.01 par
    value shares (100,000,000 shares
    authorized)                                   U.S.$357,751
                                                -------------
-------------------------------------------------------------
-------------
NET ASSET VALUE PER SHARE                         U.S.$15.69
                                                -------------
-------------------------------------------------------------
-------------
AT DECEMBER 31, 1996, NET ASSETS CONSISTED OF:
-------------------------------------------------------------
  Common Stock                                    U.S.$  228
  Capital Surplus                                    340,956
  Distributions in Excess of Net
    Investment Income                                 (1,137 )
  Distributions in Excess of Net
    Realized Gain                                     (3,081 )
  Unrealized Appreciation on
    Investments and Foreign Currency
    Translations (net of accrued
    Indian Tax of U.S.$783 on
    unrealized appreciation)                          20,785
-------------------------------------------------------------
-------------
TOTAL NET ASSETS                                  U.S.$357,751
                                                -------------

-----------------------------------------------------------------
-------------

        +  --         Non-income producing.
       ++  --         Step-Bond -- coupon rate increases in increments to
                      maturity. Rate disclosed is as of December 31, 1996.
                      Maturity date disclosed is the ultimate maturity.
        *  --         Security fair valued at cost -- see note A-1 to financial
                      statements.
       **  --         Securities (totaling U.S.$45,502 or 12.7% of Net Assets at
                      December 31, 1996) valued at fair value -- see note A-1 to financial statements.
      ***  --         Security valued at fair value as determined based on the
                      market value of the underlying security less subscription
                      cost.
        @  --         The Fund is advised by an affiliate.
        #  --         144A Security -- certain conditions for public sale may
                      exist.
      ADR  --         American Depositary Receipt.
      ADS  --         American Depositary Shares.
      GDR  --         Global Depositary Receipt.
      GDS  --         Global Depositary Shares.
      < <  --         Non-voting stock.

NOTE: Prior governmental approval for foreign investments may be required under certain circumstances in some emerging markets, and foreign ownership limitations may also be imposed by the charters of individual companies in emerging markets. As a result, an additional class of shares designated as "foreign" may be created and offered for investment. The "local" and "foreign" shares' market values may vary. In the absence of trading of the foreign shares in such markets at December 31, 1996, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities are reflected as fair valued in the Statement of Net Assets.

----------------------------------------------------
-------------
DECEMBER 31, 1996 EXCHANGE RATES:
----------------------------------------------------
ARP  Argentine Peso               1.000 = U.S. $1.00
BRL  Brazilian Real               1.039 = U.S. $1.00
CAD  Canadian Dollar              1.370 = U.S. $1.00
COP  Colombian Peso           1,006.200 = U.S. $1.00
EGP  Egyptian Pound               3.393 = U.S. $1.00
GBP  British Pound                0.584 = U.S. $1.00
GRD  Greek Drachma              246.710 = U.S. $1.00
HKD  Hong Kong Dollar             7.735 = U.S. $1.00
HUF  Hungarian Forint           161.700 = U.S. $1.00
IDR  Indonesian Rupiah        2,362.000 = U.S. $1.00
INR  Indian Rupee                35.850 = U.S. $1.00
ISS  Israeli Shekel               3.244 = U.S. $1.00
KRW  South Korean Won           845.000 = U.S. $1.00
MAD  Moroccan Dirham              8.755 = U.S. $1.00
MUR  Mauritius Rupee             19.830 = U.S. $1.00
MXP  Mexican Peso                 7.885 = U.S. $1.00
PHP  Philippines Peso            26.300 = U.S. $1.00
PKR  Pakistani Rupee             40.080 = U.S. $1.00
PLZ  Polish Zloty                 2.867 = U.S. $1.00
PSS  Peruvian New Sol             2.612 = U.S. $1.00
THB  Thai Baht                   25.646 = U.S. $1.00
TRL  Turkish Lira           108,450.000 = U.S. $1.00
TWD  Taiwan Dollar               27.500 = U.S. $1.00
     South African
ZAR  Rand                         4.679 = U.S. $1.00
----------------------------------------------------
-------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT
 INFORMATION:
  Under the terms of a forward foreign currency
    exchange contract open at December 31, 1996, the
    Fund is obligated to deliver foreign currency in
    exchange for U.S. dollars as indicated below:

  CURRENCY                                IN          NET
     TO                                EXCHANGE   UNREALIZED
  DELIVER       VALUE     SETTLEMENT     FOR         GAIN
   (000)        (000)        DATE       (000)        (000)
------------  ----------  ----------  ----------  -----------
  BRL 555      U.S.$534     1/2/97     U.S.$534    U.S.$ --
              ----------              ----------  -----------
              ----------              ----------  -----------

    The accompanying notes are an integral part of the financial statements.

SUMMARY OF TOTAL INVESTMENTS BY INDUSTRY CLASSIFICATIONS -- DECEMBER 31, 1996 (UNAUDITED)

                                                        PERCENT
                                                 VALUE   OF NET
INDUSTRY                                         (000)   ASSETS
---------------------------------------------------------------
------------
Aerospace & Military Technology           U.S.$  1,239       0.3%
Appliances & Household Durables                  4,420       1.2
Automobiles                                      4,913       1.4
Banking                                         46,717      13.1
Beverages & Tobacco                             28,296       7.9
Broadcasting & Publishing                        9,347       2.6
Building Materials & Components                  9,442       2.6
Chemicals                                       21,305       6.0
Construction & Housing                           4,599       1.3
Electrical & Electronics                         4,363       1.2
Electronic Components & Instruments              1,686       0.5
Energy Equipment & Services                     18,917       5.3
Energy Sources                                  11,989       3.4
Financial Services                               4,454       1.2
Food & Household Products                       11,247       3.1
Foreign Government Bonds                         4,148       1.2
Forest Products & Paper                          2,027       0.6
Health & Personal Care                           1,792       0.5
Industrial Components                              217       0.1
Insurance                                        2,940       0.8
Machinery & Engineering                            165       0.0
Manufacturing                                      526       0.1
Merchandising                                    4,908       1.4
Metals -- Steel                                  5,840       1.6
Miscellaneous Materials & Commodities              199       0.1
Multi-Industry                                  40,088      11.2
Packaging & Containers                           1,891       0.5
Real Estate                                     16,641       4.7
Recreation & Other Consumer Goods                  359       0.1
Telecommunications                              60,259      16.8
Textiles & Apparel                               1,952       0.6
Transportation -- Road & Rail                      904       0.3
Transportation -- Shipping                       2,650       0.7
Utilities -- Electrical & Gas                   31,774       8.9
Wholesale & International Trade                  3,201       0.9
Other                                            9,035       2.5
                                          ------------  -------
                                          U.S.$374,450     104.7%
                                          ------------  -------
                                          ------------  -------

---------------------------------------------------------
------------

SUMMARY OF TOTAL INVESTMENTS BY COUNTRY -- DECEMBER 31, 1996 (UNAUDITED)

                                                        PERCENT
                                                 VALUE  OF NET
COUNTRY                                          (000)  ASSETS
---------------------------------------------------------------
------------
Argentina                                 U.S.$ 10,106       2.8%
Brazil                                          52,925      14.8
Bulgaria                                         4,148       1.2
Chile                                            1,775       0.5
China                                            4,635       1.3
Colombia                                         1,250       0.3
Egypt                                            4,936       1.4
Greece                                              50       0.0
Hong Kong                                       34,075       9.5
Hungary                                          1,215       0.3
India                                           38,343      10.8
Indonesia                                       25,961       7.3
Israel                                          10,484       2.9
Korea                                           26,057       7.3
Mauritius                                        2,233       0.6
Mexico                                          36,891      10.3
Morocco                                            195       0.0
Pakistan                                         8,884       2.5
Peru                                             1,066       0.3
Philippines                                      7,818       2.2
Poland                                           5,096       1.4
Russia                                          25,013       7.0
Singapore                                        1,294       0.4
South Africa                                    15,635       4.4
Taiwan                                           7,626       2.1
Thailand                                        17,845       5.0
Turkey                                          13,958       3.9
United Kingdom                                     687       0.2
Venezuela                                          918       0.3
Zimbabwe                                         4,320       1.2
United States (short term
 investments)                                    7,129       2.0
Foreign Currency                                 1,882       0.5
                                          ------------  -------
                                          U.S.$374,450     104.7%
                                          ------------  -------
                                          ------------  -------

---------------------------------------------------------
------------

    The accompanying notes are an integral part of the financial statements.

                                                                   YEAR ENDED
                                                                DECEMBER 31, 1996
STATEMENT OF OPERATIONS                                               (000)
---------------------------------------------------------------------------------
INVESTMENT INCOME
    Dividends.................................................     U.S.$ 9,370
    Interest..................................................             832
    Less: Foreign Taxes Withheld..............................            (961)
---------------------------------------------------------------------------------
      Total Income............................................           9,241
---------------------------------------------------------------------------------
EXPENSES
    Investment Advisory Fees..................................           4,713
    Custodian Fees............................................           1,119
    Administrative Fees.......................................             448
    Professional Fees.........................................             218
    Shareholder Reporting Expenses............................             148
    Directors' Fees and Expenses..............................              85
    Country Tax Expense.......................................              72
    Transfer Agent Fees.......................................              16
    Other Expenses............................................             243
---------------------------------------------------------------------------------
      Total Expenses..........................................           7,062
---------------------------------------------------------------------------------
          Net Investment Income...............................           2,179
---------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)
    Investment Securities Sold (net of Indian tax of U.S.$197
     on net realized gains)...................................          15,255
    Foreign Currency Transactions.............................            (447)
---------------------------------------------------------------------------------
          Net Realized Gain...................................          14,808
---------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION
    Appreciation on Investments...............................          29,597
    Depreciation on Foreign Currency Translations.............            (521)
---------------------------------------------------------------------------------
          Change in Unrealized Appreciation/Depreciation......          29,076
---------------------------------------------------------------------------------
Total Net Realized Gain and Change in Unrealized
 Appreciation/Depreciation....................................          43,884
---------------------------------------------------------------------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......     U.S.$46,063
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

                                                                             YEAR ENDED          YEAR ENDED
                                                                          DECEMBER 31, 1996   DECEMBER 31, 1995
STATEMENT OF CHANGES IN NET ASSETS                                              (000)               (000)
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income...............................................        U.S.$2,179          U.S.$999
    Net Realized Gain...................................................          14,808              14,603
    Change in Unrealized Appreciation/Depreciation......................          29,076             (72,561)
---------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Operations.....          46,063             (56,959)
---------------------------------------------------------------------------------------------------------------
Distributions:
    Net Investment Income...............................................             (23)                 --
    In Excess of Net Investment Income..................................          (1,137)                 --
    Net Realized Gain...................................................         (19,211)            (29,054)
    In Excess of Net Realized Gain......................................          (3,081)                 --
---------------------------------------------------------------------------------------------------------------
    Total Distributions.................................................         (23,452)            (29,054)
---------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
    Common Stock Issued Through Rights Offering (5,800,000 shares)......              --              78,850
    Offering Costs......................................................              --                (525)
    Reinvestment of Distributions (134,572 and 1,013,362 shares,
     respectively)......................................................           2,261              18,838
---------------------------------------------------------------------------------------------------------------
    Net Increase in Net Assets Resulting from Capital Share
     Transactions.......................................................           2,261              97,163
---------------------------------------------------------------------------------------------------------------
    Total Increase......................................................          24,872              11,150
Net Assets:
    Beginning of Year...................................................         332,879             321,729
---------------------------------------------------------------------------------------------------------------
    End of Year (Including distributions in excess of net investment income and accumulated net investment loss of U.S.$1,137 and
     U.S.$1,623, respectively)..........................................        U.S.$357,751        U.S.$332,879
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

                                                                   YEAR ENDED DECEMBER 31,
SELECTED PER SHARE DATA AND   --------------------------------------------------------------------------------------------------
RATIOS:                            1996                1995                1994                    1993                1992
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
 OF YEAR....................     U.S.$ 14.69         U.S.$ 20.30         U.S.$ 28.20             U.S.$ 16.74         U.S.$ 14.71
--------------------------------------------------------------------------------------------------------------------------------
Offering Costs..............              --               (0.03)              (0.02)                  (0.03)                 --
--------------------------------------------------------------------------------------------------------------------------------
Net Investment Income
 (Loss).....................            0.10                0.06               (0.12)                     --                0.02
Net Realized and Unrealized
 Gain (Loss) on
 Investments................            1.92               (3.14)              (1.30)                  13.96                2.03
--------------------------------------------------------------------------------------------------------------------------------
    Total from Investment
      Operations............            2.02               (3.08)              (1.42)                  13.96                2.05
--------------------------------------------------------------------------------------------------------------------------------
Distributions:
    Net Investment Income...              --                  --                  --                      --               (0.01)
    In Excess of Net
      Investment Income.....           (0.05)                 --                  --                      --                  --
    Net Realized Gain.......           (0.84)              (1.29)              (6.50)                  (1.04)              (0.01)
    In Excess of Net
      Realized Gain.........           (0.14)                 --                  --                   (0.45)                 --
--------------------------------------------------------------------------------------------------------------------------------
    Total Distributions.....           (1.03)              (1.29)              (6.50)                  (1.49)              (0.02)
--------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net
 Asset Value from Capital
 Share Transactions.........            0.01***            (1.21)+++            0.04++                 (0.98)+                --
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 YEAR.......................     U.S.$ 15.69         U.S.$ 14.69         U.S.$ 20.30             U.S.$ 28.20         U.S.$ 16.74
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE MARKET VALUE, END
 OF YEAR....................     U.S.$ 13.88         U.S.$ 15.50         U.S.$ 21.50             U.S.$ 31.63         U.S.$ 18.13
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN:
    Market Value............           (4.59)%            (16.61)%++++         (10.61)%               100.96%++++          27.38%
    Net Asset Value (1).....           13.84%             (16.30)%++++          (5.33)%                95.22%++++          13.94%
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
RATIOS, SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
 (THOUSANDS)................    U.S.$357,751        U.S.$332,879        U.S.$321,729            U.S.$411,975        U.S.$176,904
--------------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average
 Net Assets.................            1.87%               1.86%               1.75%                   1.85%               2.02%
Ratio of Net Investment
 Income (Loss) to Average
 Net Assets.................            0.58%               0.30%              (0.48)%                 (0.03)%              0.14%
Portfolio Turnover Rate.....              67%                 61%                 52%                     68%                 60%
Average Commission Rate
 (2)........................         $0.0006           N/A                 N/A                     N/A                 N/A
--------------------------------------------------------------------------------------------------------------------------------
 ***Increase per share due to reinvestment of distributions.
  +Consists of $0.03 per share increase from reinvestment of distributions and $1.01 decrease per share due to Common Stock issued through Rights Offering during the year.
 ++Consists of $0.02 per share increase from reinvestment of distributions and $0.02 increase per share due to Common Stock
   Offering during the year.
 +++Decrease per share due to Common Stock issued through Rights Offering during the year.
++++This return does not include the effect of dilution in connection with the Rights Offering.
 (1)Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value of the Fund.
 (2)For fiscal years beginning on or after September 1, 1995, a fund is required to disclose the average commission rate per share it paid for trades on which commissions were charged. For the year ended December 31, 1996, the average commission rate paid on trades on which commissions were charged was 0.42% of the trade amount.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1996

------------

    The Morgan Stanley Emerging Markets Fund, Inc. (the "Fund") was incorporated on August 27, 1991 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is long-term capital appreciation through investments primarily in equity securities.

A. The following significant accounting policies, which are in conformity with generally accepted accounting principles for investment companies, are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the amounts and disclosures in the financial statements. Actual reported results may differ from those estimates.

1. SECURITY VALUATION: In valuing the Fund's assets, all listed securities for which market quotations are readily available are valued at the last sales price on the valuation date, or if there was no sale on such date, at the mean between the current bid and asked prices. Securities which are traded over-the-counter are valued at the average of the mean of current bid and asked prices obtained from reputable brokers. Short-term securities which mature in 60 days or less are valued at amortized cost. All other securities and assets for which market values are not readily available (including investments which are subject to limitations as to their sale) are valued at fair value as determined in good faith by the Board of Directors (the "Board"), although the actual calculations may be done by others.

2. TAXES: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for U.S. Federal income taxes is required in the financial statements.

    The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned.

3. REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

4. FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

      - investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

      - investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

    Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

    Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Net Assets. The change in net unrealized currency gains (losses) for the period is reflected in the Statement of Operations.

5. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: The Fund may enter into forward foreign currency exchange contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

6. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date (except certain dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes where recovery of such taxes is not reasonably assured.

    The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for foreign currency transactions, gains on certain securities of corporations designated as "passive foreign investment companies" and the timing of the recognition of gains or losses on securities.

    Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and capital surplus.

    Adjustments for permanent book-tax differences, if any, are not reflected in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

B. Morgan Stanley Asset Management Inc. (the "Adviser") provides investment advisory services to the Fund under the terms of an Investment Advisory Agreement (the "Agreement"). Under the Agreement, the Adviser is paid a fee computed weekly and payable monthly at an annual rate of 1.25% of the Fund's average weekly net assets.

C. The Chase Manhattan Bank, through its affiliate Chase Global Funds Services Company (the "Administrator"), provides administrative services to the Fund under an Administration Agreement. Under the Administration Agreement, the Administrator is paid a fee computed weekly and payable monthly at an annual rate of .08% of the Fund's average weekly net assets, plus $65,000 per annum. In addition, the Fund is charged certain out-of-pocket expenses by the Administrator. The Chase Manhattan Bank acts as custodian for the Fund's assets held in the United States.

D. Morgan Stanley Trust Company (the "International Custodian"), an affiliate of the Adviser, acts as custodian for the Fund's assets held outside the United States in accordance with a Custody Agreement. Custodian fees are payable monthly based on assets under custody, investment purchase and sale activity, an account maintenance fee, plus reimbursement for certain out-of-pocket expenses. Investment transaction fees vary by country and security type. For the year ended December 31, 1996, the Fund incurred custody fees of $1,011,000 with the International Custodian, of which $239,000 was payable to the International Custodian at December 31, 1996. In addition, for the year ended December 31, 1996, the Fund has earned interest income of $32,000 and incurred interest expense of $47,000, on balances with the International Custodian. At December 31, 1996, the Fund owned shares of an affiliated fund, for which the Fund earned dividend income of $194,000.

E. For the year ended December 31, 1996, the Fund made purchases and sales totaling approximately $243,924,000 and $251,256,000, respectively, of investment securities other than long-term U.S. Government securities and short-term investments. These were no purchases or sales of long-term U.S. Government securities. The Fund incurred $124,000 as brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliate of the Adviser. At December 31, 1996, the U.S. Federal income tax cost basis of securities was $355,664,000 and accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $16,904,000, of which $65,928,000 related to appreciated securities and $49,024,000 related to depreciated securities. For the year ended December 31, 1996, the Fund expects to defer to January 1, 1997 for U.S. Federal income tax purposes, post-October currency losses of $71,000.

F. In connection with its organization the Fund incurred $115,000 of organization costs. The organization costs are being amortized on a straight-line basis over a five-year period beginning November 1, 1991, the date the Fund commenced operations.

G. The Fund issued to its shareholders of record as of the close of business on May 30, 1995 transferable rights to subscribe for up to an aggregate of 5,800,000 shares of Common Stock of the Fund at a rate of one share of Common Stock for three Rights held at the subscription price of $14.00 per share. During June 1995, the Fund issued a total of 5,800,000 shares of Common Stock on exercise of such Rights. Rights offering costs of $525,000 were charged directly against the proceeds of the offering. The Fund was advised that Morgan Stanley & Co. Incorporated received commissions of $2,350,000 and reimbursement of its expenses of $125,000 in connection with its participation in the Rights Offering.

H. A significant portion of the Fund's net assets consist of securities of issuers located in emerging markets, which are denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities. Emerging market securities are often subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than U.S. securities. In addition, emerging market issuers may be subject to substantial governmental involvement in the economy and greater social, economic and political uncertainty. Accordingly, the price which the Fund may realize upon sale of securities in such markets may not be equal to its value as presented in the financial statements.

I. Each Director of the Fund who is not an officer of the Fund or an affiliated person as defined under the Investment Company Act of 1940, as amended, may elect to participate in the Directors' Deferred Compensation Plan (the "Plan"). Under the Plan, such Directors may elect to defer payment of a percentage of their total fees earned as a Director of the Fund. These deferred portions are treated, based on an election by the Director, as if they were either invested in the Fund's shares or invested in U.S. Treasury Bills, as defined under the Plan. The deferred fees payable, under the Plan, at December 31, 1996 totaled $37,000 and are included in Payable for Directors' Fees and Expenses on the Statement of Net Assets.

J. During December 1996, the Board declared a distribution of $0.05 per share, derived from net investment income and $0.73 per share, derived from net realized gains, payable on January 9, 1997, to shareholders of record on December 31, 1996.

--------------------------------------------------

FEDERAL INCOME TAX INFORMATION (UNAUDITED):

For the year ended December 31, 1996, the Fund designates $16,212,000 as long-term capital gain and expects to pass through to shareholders foreign tax credits of approximately $1,225,000. In addition, for the year ended December 31, 1996, gross income derived from sources within foreign countries amounted to $9,539,000.

REPORT OF INDEPENDENT ACCOUNTANTS

---------
To the Shareholders and Board of Directors of Morgan Stanley Emerging Markets Fund, Inc.

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Emerging Markets Fund, Inc. (the "Fund") at December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodians and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

1177 Avenue of the Americas
New York, New York 10036

February 10, 1997

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

    Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the "Plan"), each shareholder will be deemed to have elected, unless Boston Equiserve (the "Plan Agent") is otherwise instructed by the shareholder in writing, to have all distributions automatically reinvested in Fund shares. Participants in the Plan have the option of making additional voluntary cash payments to the Plan Agent, annually, in any amount from $100 to $3,000, for investment in Fund shares.
    Dividend and capital gain distributions will be reinvested on the reinvestment date in full and fractional shares. If the market price per share equals or exceeds net asset value per share on the reinvestment date, the Fund will issue shares to participants at net asset value. If net asset value is less than 95% of the market price on the reinvestment date, shares will be issued at 95% of the market price. If net asset value exceeds the market price on the reinvestment date, participants will receive shares valued at market price. The Fund may purchase shares of its Common Stock in the open market in connection with dividend reinvestment requirements at the discretion of the Board of Directors. Should the Fund declare a dividend or capital gain distribution payable only in cash, the Plan Agent will purchase Fund shares for participants in the open market as agent for the participants.
    The Plan Agent's fees for the reinvestment of dividends and distributions will be paid by the Fund. However, each participant's account will be charged a pro rata share of brokerage commissions incurred on any open market purchases effected on such participant's behalf. A participant will also pay brokerage commissions incurred on purchases made by voluntary cash payments. Although shareholders in the Plan may receive no cash distributions, participation in the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.
    In the case of shareholders, such as banks, brokers or nominees, which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholder as representing the total amount registered in the shareholder's name and held for the account of beneficial owners who are participating in the Plan.
    Shareholders who do not wish to have distributions automatically reinvested should notify the Plan Agent in writing. There is no penalty for non-participation or withdrawal from the Plan, and shareholders who have previously withdrawn from the Plan may rejoin at any time. Requests for additional information or any correspondence concerning the Plan should be directed to the Plan Agent at:

                           Morgan Stanley Emerging Markets Fund, Inc.
                            Boston Equiserve
                            Dividend Reinvestment and Cash Purchase Plan
                            P.O. Box 1681
                            Boston, MA 02105-1681
                            1-800-442-2001